INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Capital Contribution Payable (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Contributions Payable [Line Items]
Capital Contribution Payable	$ 101	$ 101
Series 47 [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	0	0
Series 48 [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	0	0
Series 49 [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	$ 101	$ 101